Segment Reporting - Financial Results by Reportable Segment Reconciled to Consolidated Income Before Income Taxes and Total Assets by Reportable Segment Reconciled to Consolidated Total Assets (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Net servicing revenue and fees	$ 140,976			$ 257,306						$ 313,768	$ 394,315	$ 783,389	$ 368,509	$ 157,554
Net gains on sales of loans	144,611			235,949						248,645	314,394	598,974	648	0
Interest income on loans	34,218			36,796						68,640	73,694	144,651	154,351	164,794
Net fair value gains on reverse loans and related HMBS obligations	26,936			26,731						44,172	63,519	120,382	7,279	0
Insurance revenue	19,806			18,050						43,194	35,584	84,478	73,249	41,651
Other revenues	47,166			21,132						65,242	28,987	70,625	19,771	9,852
Total revenues	413,713	402,839	489,167	595,964	314,529	171,004	149,073	150,889	152,841	783,661	910,493	1,802,499	623,807	373,851
EXPENSES
Interest expense	74,690			68,290						149,539	122,432	272,655	179,671	136,246
Depreciation and amortization	18,391			17,614						37,035	33,947	71,027	49,267	24,455
Provision for loan losses	1,521			95						517	1,821	1,229	13,352	6,016
Goodwill impairment	82,269			0						82,269	0
Other expenses, net	291,821			273,145						536,808	469,414	1,038,342	375,610	214,406
Total expenses	467,171	382,604	374,856	359,049	266,744	176,033	141,621	150,902	149,344	805,651	625,793	1,383,253	617,900	381,123
OTHER GAINS (LOSSES)
Gains (losses) on extinguishments		(12,500)				(48,600)						(12,489)	(48,579)	95
Other net fair value gains (losses)	1,532			1,656						(971)	395	6,061	7,221	1,044
Total other gains (losses)	1,532	(13,330)	6,507	1,656	(1,261)	(50,032)	3,123	788	4,763	(971)	395	(6,428)	(41,358)	1,139
Income (loss) before income taxes	(51,926)	6,905	120,818	238,571	46,524	(55,061)	10,575	775	8,260	(22,961)	285,095	412,818	(35,451)	(6,133)
Total assets	18,385,950	17,387,529				10,978,177				18,385,950		17,387,529	10,978,177
Operating Segments [Member] | Servicing [Member]
REVENUES
Net servicing revenue and fees	126,640			244,432						287,466	369,559	734,456	346,158	168,642
Net gains on sales of loans	0			0						0	0
Interest income on loans	0			0						0	0
Net fair value gains on reverse loans and related HMBS obligations	0			0						0	0
Insurance revenue	0			0						0	0
Other revenues	1,157			457						9,711	919	7,322	2,773	2,993
Total revenues	127,797			244,889						297,177	370,478	741,778	348,931	171,635
EXPENSES
Interest expense	10,619			5,166						21,032	7,576	25,921	4,882	3,096
Depreciation and amortization	8,979			9,445						17,684	18,302	37,872	34,719	17,815
Goodwill impairment	0									0
Other expenses, net	159,583			116,914						275,900	208,962	452,978	262,515	135,994
Total expenses	179,181			131,525						314,616	234,840	516,771	302,116	156,905
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	(167)			(179)						(341)	(424)	(850)	(1,056)	(607)
Total other gains (losses)	(167)			(179)						(341)	(424)	(850)	(1,056)	(607)
Income (loss) before income taxes	(51,551)			113,185						(17,780)	135,214	224,157	45,759	14,123
Total assets		4,261,119				1,700,251						4,261,119	1,700,251
Operating Segments [Member] | Originations [Member]
REVENUES
Net servicing revenue and fees	0			0						0	0
Net gains on sales of loans	144,611			235,699						248,645	309,761	594,341	648
Interest income on loans	0			0						0	0
Net fair value gains on reverse loans and related HMBS obligations	0			0						0	0
Insurance revenue	0			0						0	0
Other revenues	5,688			15,527						10,868	17,524	36,100	5,269	795
Total revenues	150,299			251,226						259,513	327,285	630,441	5,917	795
EXPENSES
Interest expense	6,627			8,600						13,460	9,306	28,469	20
Depreciation and amortization	4,757			2,689						9,752	4,366	10,836	132	16
Goodwill impairment	0									0
Other expenses, net	74,569			94,058						151,745	133,475	328,150	8,140	922
Total expenses	85,953			105,347						174,957	147,147	367,455	8,292	938
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	0			0						0	0
Total other gains (losses)	0			0						0	0
Income (loss) before income taxes	64,346			145,879						84,556	180,138	262,986	(2,375)	(143)
Total assets		1,450,366				15,197						1,450,366	15,197
Operating Segments [Member] | Reverse Mortgage [Member]
REVENUES
Net servicing revenue and fees	8,777			6,624						16,387	13,372	27,342	4,428
Net gains on sales of loans	0			250						0	4,633	4,633
Interest income on loans	0			0						0	0
Net fair value gains on reverse loans and related HMBS obligations	26,936			26,731						44,172	63,519	120,382	7,279
Insurance revenue	0			0						0	0
Other revenues	3,005			2,366						6,027	5,311	15,307	1,858
Total revenues	38,718			35,971						66,586	86,835	167,664	13,565
EXPENSES
Interest expense	775			2,166						1,634	5,695	7,974	1,217
Depreciation and amortization	2,302			2,691						4,751	5,414	11,145	1,236
Goodwill impairment	82,269									82,269
Other expenses, net	40,003			40,931						74,363	73,454	148,193	7,991
Total expenses	125,349			45,788						163,017	84,563	167,312	10,444
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	0			0						0	0
Total other gains (losses)	0			0						0	0
Income (loss) before income taxes	(86,631)			(9,817)						(96,431)	2,272	352	3,121
Total assets		9,192,799				6,340,693						9,192,799	6,340,693
Operating Segments [Member] | Asset Receivables Management [Member]
REVENUES
Net servicing revenue and fees	10,760			11,102						19,806	21,192	40,759	38,876	14,275
Net gains on sales of loans	0			0						0	0
Interest income on loans	0			0						0	0
Net fair value gains on reverse loans and related HMBS obligations	0			0						0	0
Insurance revenue	0			0						0	0
Other revenues	1,461			69						1,461	133	183	49
Total revenues	12,221			11,171						21,267	21,325	40,942	38,925	14,275
EXPENSES
Interest expense	0			0						0	0
Depreciation and amortization	1,213			1,614						2,515	3,370	6,260	7,774	3,906
Goodwill impairment	0									0
Other expenses, net	6,182			5,722						11,427	11,752	22,840	22,623	8,995
Total expenses	7,395			7,336						13,942	15,122	29,100	30,397	12,901
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	0			0						0	0
Total other gains (losses)	0			0						0	0
Income (loss) before income taxes	4,826			3,835						7,325	6,203	11,842	8,528	1,374
Total assets		51,699				55,287						51,699	55,287
Operating Segments [Member] | Insurance [Member]
REVENUES
Net servicing revenue and fees	0			0						0	0
Net gains on sales of loans	0			0						0	0
Interest income on loans	0			0						0	0
Net fair value gains on reverse loans and related HMBS obligations	0			0						0	0
Insurance revenue	19,806			18,050						43,194	35,584	84,478	73,249	43,752
Other revenues	242			6						246	13	29	659	1,245
Total revenues	20,048			18,056						43,440	35,597	84,507	73,908	44,997
EXPENSES
Interest expense	0									0	0
Depreciation and amortization	1,130			1,168						2,313	2,482	4,883	5,377	2,706
Goodwill impairment	0									0
Other expenses, net	7,975			7,934						15,517	16,442	33,655	35,175	29,990
Total expenses	9,105			9,102						17,830	18,924	38,538	40,552	32,696
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	0			0						0	0
Total other gains (losses)	0			0						0	0
Income (loss) before income taxes	10,943			8,954						25,610	16,673	45,969	33,356	12,301
Total assets		223,191				182,897						223,191	182,897
Operating Segments [Member] | Loans and Residuals [Member]
REVENUES
Net servicing revenue and fees	0			0						0	0
Net gains on sales of loans	0			0						0	0
Interest income on loans	34,218			36,796						68,640	73,694	144,651	154,351	164,794
Net fair value gains on reverse loans and related HMBS obligations	0			0						0	0
Insurance revenue	0			0						0	0
Other revenues	1			1						3	4	9	5
Total revenues	34,219			36,797						68,643	73,698	144,660	154,356	164,794
EXPENSES
Interest expense	19,860			21,800						40,163	44,096	86,974	96,337	91,075
Depreciation and amortization	0			0						0	0
Provision for loan losses												1,229	13,352	6,016
Goodwill impairment	0									0
Other expenses, net	5,985			4,813						9,609	10,643	24,188	28,623	37,223
Total expenses	25,845			26,613						49,772	54,739	112,391	138,312	134,314
OTHER GAINS (LOSSES)
Gains (losses) on extinguishments														95
Other net fair value gains (losses)	(905)			566						(1,147)	404	181	(116)	965
Total other gains (losses)	(905)			566						(1,147)	404	181	(116)	1,060
Income (loss) before income taxes	7,469			10,750						17,724	19,363	32,450	15,928	31,540
Total assets		1,497,882				1,599,742						1,497,882	1,599,742
Operating Segments [Member] | Other Segments [Member]
REVENUES
Net servicing revenue and fees	0			0						0	0
Net gains on sales of loans	0			0						0	0
Interest income on loans	0			0						0	0
Net fair value gains on reverse loans and related HMBS obligations	0			0						0	0
Insurance revenue	0			0						0	0
Other revenues	35,612			2,706						36,926	5,122	11,714	9,206	4,819
Total revenues	35,612			2,706						36,926	5,122	11,714	9,206	4,819
EXPENSES
Interest expense	36,809			30,558						73,250	55,759	123,317	77,215	42,075
Depreciation and amortization	10			7						20	13	31	29	12
Goodwill impairment	0									0
Other expenses, net	2,725			7,625						8,138	24,533	47,545	31,544	28,746
Total expenses	39,544			38,190						81,408	80,305	170,893	108,788	70,833
OTHER GAINS (LOSSES)
Gains (losses) on extinguishments												(12,489)	(48,579)
Other net fair value gains (losses)	2,604			1,269						517	415	6,730	8,393	686
Total other gains (losses)	2,604			1,269						517	415	(5,759)	(40,186)	686
Income (loss) before income taxes	(1,328)			(34,215)						(43,965)	(74,768)	(164,938)	(139,768)	(65,328)
Total assets		1,861,922				1,438,405						1,861,922	1,438,405
Eliminations [Member]
REVENUES
Net servicing revenue and fees	(5,201)			(4,852)						(9,891)	(9,808)	(19,168)	(20,953)	(25,363)
Net gains on sales of loans	0			0						0	0
Interest income on loans	0			0						0	0
Net fair value gains on reverse loans and related HMBS obligations	0			0						0	0
Insurance revenue	0			0						0	0			(2,101)
Other revenues	0			0						0	(39)	(39)	(48)
Total revenues	(5,201)			(4,852)						(9,891)	(9,847)	(19,207)	(21,001)	(27,464)
EXPENSES
Interest expense	0			0						0	0
Depreciation and amortization	0			0						0	0
Goodwill impairment	0									0
Other expenses, net	(5,201)			(4,852)						(9,891)	(9,847)	(19,207)	(21,001)	(27,464)
Total expenses	(5,201)			(4,852)						(9,891)	(9,847)	(19,207)	(21,001)	(27,464)
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	0			0						0	0
Total other gains (losses)	0			0						0	0
Income (loss) before income taxes	0			0						0	0
Total assets		$ (1,151,449)				$ (354,295)						$ (1,151,449)	$ (354,295)